19 Financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial instruments and their carrying amounts

The main financial instruments and their carrying amounts, by category, are as follows:

		Carrying amounts
	Notes	2020	2019
Financial assets
Amortized cost
Related parties - assets	12	178	97
Accounts receivable and other accounts receivable	8 and 9	117	686
Other assets			51
Fair value through income
Cash and cash equivalents	7	3,532	5,026
Financial instruments - fair value hedge- long position	19	68	40
Other assets			2
Fair value through other comprehensive income
Accounts receivable with credit card companies and sales tickets	8	99	48
Other assets	0	—	19
Financial liabilities
Other financial liabilities - amortized cost
Related parties - liabilities	12	(41)	(152)
Trade payables	18	(5,058)	(9,770)
Financing through acquisition of assets		(34)	(101)
Borrowings and financing	19.13	(897)	(843)
Debentures	19.13	(6,599)	(7,883)
Lease liabilities	21.2	(2,776)	(3,751)
Fair value through income
Borrowings and financing, including derivatives	19.13	(335)	(84)
Financial instruments - Fair value hedge - short position		—	(11)
Financial instruments on suppliers - Fair value hedge – Short		—	(8)
Grupo Disco put option	19.10	—	(466)
Net exposure		(11,746)	(17,100)

Schedule of capital structure

The Company’s capital structure is as follows:

	As of December 31,
	2020	2019
Borrowings and financing	(7,831)	(8,821)
(-) Cash and cash equivalents	3,532	5,026
(-) Derivative financial instruments	68	40
Net debt	(4,231)	(3,755)

Shareholders´ equity	(1,347)	(9,701)
% Net debt over shareholders´ equity	314%	39%

Schedule of aging profile of financial liabilities

The table below summarizes the aging profile of the Company’s financial liabilities as of December 31, 2020.

	Less than 1 year	1 to 5 years	More than 5 years	Total
Borrowings and financing	318	1,037	18	1,373
Debentures	2,018	5,392	—	7,410
Derivative financial instruments	(61)	(11)	(2)	(74)
Lease liabilities	423	1,918	2,913	5,254
Trade payable	5,058	—	—	5,058
Total	7,756	8,336	2,929	19,021

Schedule of hedge position

For derivative transactions that qualify as hedge accounting, the debt which is the hedged item, is also adjusted at fair value.

	Notional value		Fair value
	2020	2019	2020	2019
Swap with hedge accounting
Hedge purpose (debt)	301	750	335	84

Long positions
Fixed rate	301	95	11	84
USD + Fixed	106	655	57	—

Short positions	(407)	(698)	—	(73)

Net hedge position	—	52	68	11

Schedule of net exposure of derivative financial instruments

The Company disclosed the net exposure of derivative financial instruments, each of the scenarios mentioned above in the sensitivity analysis as follows:

			Market projections
Transactions	Risk (CDI Increase)	Balance at 2020	Scenario (I)	Scenario (II)	Scenario (III)
Borrowings and Financing	CDI + 3.58 per year	(910)	(937)	(944)	(951)
Fixed rate swap contract (short position)	CDI + 0.04 per year	(62)	(176)	(179)	(182)
Foreign exchange swap contract (short position)	CDI +0.59 per year	(206)	(210)	(212)	(214)
Debentures	CDI + 2.07 per year	(6,573)	(6,763)	(6,811)	(6,858)
Total net effect (loss)		(7,751)	(8,086)	(8,146)	(8,205)

Cash equivalents	96.96% of CDI	3,532	3,611	3,630	3,650

Net exposure (loss):		(4,219)	(4,475)	(4,516)	(4,555)

Net effect (loss):			(256)	(297)	(336)

Schedule of fair value hierarchy of financial assets and liabilities

The table below sets forth the fair value hierarchy of financial assets and liabilities measured at fair value of financial instruments measured at amortized cost, for which the fair value has been disclosed in the consolidated financial statements:

	Carrying amount		Fair value
	2020	2019	2020	2019	Level (*)
Trade receivables with credit cards companies and sales vouchers	99	48	99	48	2
Swaps of annual rates between currencies	57	—	57	—	2
Interest rate swaps	11	40	11	10	2
Loans and financing (fair value)	(335)	(95)	(335)	(84)	2
Loans and financing (amortized cost)	(7,496)	(8,726)	(6,529)	(8,056)	2
Grupo Disco put option (*)	—	(466)	—	(466)	3
	(7,664)	(9,199)	(6,697)	(8,548)

(*) Non-controlling shareholders of Group Disco del Uruguay S.A., Éxito’s subsidiary have an exercisable put option based on a formula that uses data such as net income, EBITDA - earnings before interest, taxes, depreciation and amortization - and net debt, in addition to fixed amounts determined in the contract and the exchange variation applicable for conversion to the functional currency. This put option is presented in “Acquisition of non-controlling interest”.

Schedule of consolidated position of outstanding derivative transactions

The outstanding derivative financial instruments are presented in the table below:

			As of December 31,
Description Risk	Notional (millions)	Due date	2020	2019
Debt
USD – BRL	US$ 50	2021	57	—
Currency swaps registered at the Clearing House for the Custody and Financial Settlement of Securities - CETIP

Interest rate swaps registered at CETIP
Fixed rate x CDI	R$ 54	2027	5	5
Fixed rate x CDI	R$ 52	2027	6	5
Derivatives - Fair value hedge - Brazil			68	10

Debt
USD – COP	—	2020	—	20
USD – COP	US$ 2	2022	—	1
Interest rate - COP	COP 49,950	2020	—	(1)
Interest rate - COP	COP 383,235	2021	—	(1)
Suppliers
USD – COP	USD 24	2020	—	(8)
Derivatives - Éxito Group			—	11

Schedule of debt weighted average
		As of December 31,
	Weighted average rate	2020	2019
Current
Debentures and promissory notes
Debentures	CDI + 2.44 per year	1,864	1,189
Borrowing costs		(24)	(33)
		1,840	1,156
Borrowing and financing in domestic currency
BNDES	3.72% per year	—	7
Working capital	TR + 9.80%	12	14
Working capital	CDI + 1.97 per year	9	—
Borrowing costs		(5)	(3)
Total domestic currency		16	18
In foreign currency
Working capital	USD + 2.35% per year	264	287
Swap contracts	CDI +0.59 per year	(57)	—
Swap contracts	IBR 3M+3.7%	—	(18)
Total foreign currency		207	269
Total current		2,063	1,443

		As of December 31,
	Weighted average rate	2020	2019
Non-current
Debentures and promissory notes
Debentures	CDI + 2.44 per year	4,780	6,773
Borrowing costs		(21)	(46)
		4,759	6,727

Borrowings and financing domestic currency
BNDES	4.31% per year	—	16
Working capital	TR + 9.80%	60	70
Working capital	CDI + 1.97 per year	901	500
Swap contracts	CDI + 0.04 per year	(11)	(10)
Borrowing costs		(9)	(10)
Total domestic currency		941	566
In foreign currency
Working capital	IBR 3M+3.7%	—	46
Borrowing costs		—	(1)
Total foreign currency		—	45
Total non-current		5,700	7,338

Total		7,763	8,781

Current assets		57	29
Non-current assets		11	11
Current liabilities		2,120	1,472
Non-current liabilities		5,711	7,349

Schedule of rollforward of financial instruments
Amounts
Balance as of January 1, 2018	471
Additions	417
Accrued interest	30
Swap contracts	(50)
Mark-to-Market	10
Exchange rate and monetary variation	63
Interest amortization	(24)
Principal amortization	(175)
Swap amortization	(7)
IFRS 16 - related adjustment	(9)
Balance as of December 31, 2018	726
Funding - working capital	9,395
Interest provision	246
Swap contracts	(16)
Mark-to-market	(46)
Exchange rate and monetary variation	(29)
Borrowing costs	21
Interest amortization	(116)
Principal amortization	(6,102)
Swap amortization	95
Swap amortization	4,527
Conversion adjustment to reporting currency	80
Balance as of December 31, 2019	8,781
Funding - working capital	2,852
Interest provision	486
Swap contracts	(60)
Mark-to-market	12
Exchange rate and monetary variation	57
Debt modification impact	71
Borrowing costs	42
Interest amortization	(549)
Principal amortization	(2,543)
Swap amortization	13
Conversion adjustment to reporting currency	172
Discontinued operations	(1,571)
Balance as of December 31, 2020	7,763

Schedule of noncurrent maturities
Maturity	Amounts
From 1 to 2 years	2,484
From 2 to 3 years	2,790
From 3 to 4 years	224
From 4 to 5 years	224
More than 5 years	8
Total	5,730

Borrowing Cost	(30)
Total	5,700

Schedule of debentures and promissory notes
				Data				As of December 31,
	Type	Issue amount	Outstanding Debentures (units)	Issuance	Maturity	Annual financial charges	Unit price (in Reais)	2020	2019
First Issue of Promissory Notes - 1st series	non-preemptive right	50	1	7/4/2019	7/3/2020	CDI + 0.72% per year	—	—	52
First Issue of Promissory Notes - 2nd series	non-preemptive right	50	1	7/4/2019	7/5/2021	CDI + 0.72% per year	52,998,286	53	52
First Issue of Promissory Notes - 3rd series	non-preemptive right	50	1	7/4/2019	7/4/2022	CDI + 0.72% per year	52,998,286	53	52
First Issue of Promissory Notes - 4th series	non-preemptive right	250	5	7/4/2019	7/4/2023	CDI + 0.72% per year	52,998,286	267	258
First Issue of Promissory Notes - 5th series	non-preemptive right	200	4	7/4/2019	7/4/2024	CDI + 0.72% per year	52,998,286	214	206
First Issue of Promissory Notes - 6th series	non-preemptive right	200	4	7/4/2019	7/4/2025	CDI + 0.72% per year	52,998,286	213	206
First Issue of Debentures- 1st series	non-preemptive right	2,000	200,000	9/4/2019	8/20/2020	CDI + 1.60% per year	—	—	1,001
First Issue of Debentures - 2nd series	non-preemptive right	2,000	200,000	9/4/2019	8/20/2021	CDI + 1.74% per year	876	1,762	2,044
First Issue of Debentures - 3rd series	non-preemptive right	2,000	200,000	9/4/2019	8/20/2022	CDI + 1.95% per year	1,004	2,033	2,045
First Issue of Debentures - 4th series	non-preemptive right	2,000	200,000	9/4/2019	8/20/2023	CDI + 2.20% per year	1,005	2,049	2,046
Borrowing Cost								(45)	(79)
								6,599	7,883
Current liabilities								1,840	1,156
Non-current liabilities								4,759	6,727